CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 90,183	$ 288,108
Prepaid expenses		570,528
Prepaid expenses	384,900	410,111
Total Current Assets		858,636
Total Current Assets	475,083	698,219
Prepaid expenses, non-current	91,667	160,417
Cash and Marketable securities held in Trust Account	231,529,974	231,506,662
TOTAL ASSETS	232,096,724	232,365,298
Current Liabilities
Accrued expenses	1,917,575	1,306,281
Total Current Liabilities	1,917,575	1,306,281
Promissory note - related party	300,000	0
Deferred underwriting fee payable	7,982,754	7,982,754
Total Liabilities	10,200,329	9,289,035
Commitments and Contingencies (See Note 6)
Class A common stock subject to possible redemption, 22,807,868 shares at redemption value at March 31, 2022 and December 31, 2021	231,499,860	231,499,860
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(9,604,035)	(8,424,167)
Total Stockholders' Deficit	(9,603,465)	(8,423,597)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	232,096,724	232,365,298
Common Class A [Member]
Current Liabilities
Class A common stock subject to possible redemption, 22,807,868 shares at redemption value at March 31, 2022 and December 31, 2021	231,499,860	231,499,860
Stockholders' Deficit
Common stock
Common Class B [Member]
Stockholders' Deficit
Common stock	$ 570	$ 570